Glencore Financing (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended						12 Months Ended
	May 07, 2018	Apr. 01, 2018	Apr. 01, 2018	Mar. 23, 2018	Jan. 18, 2018	Sep. 18, 2017	Jan. 02, 2016	Mar. 31, 2019	Dec. 18, 2018	Oct. 25, 2018	Sep. 30, 2017	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2018	Mar. 22, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Line Items [Line Items]
Common share issued														128,750		396,616
Principal secured debentures amount											$ 20,000
Common stock called by warrant														625,000
Interest rate basis			LIBOR plus 10.0%								LIBOR plus 15.0%
Availability of debt or equity financing				$ 100,000							$ 100,000
Fair value of warrants														$ 4,109
Price per share														$ 0.7797		$ 0.7797
Transaction costs for financing											$ 83			$ 88
Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount								$ 80,000
Warrant exercise price								$ 0.8231
Exercise of warrants								6,458,001
Interest rate basis								LIBOR plus 10.0%
Availability of debt or equity financing								$ 100,000
Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount														25,000
Interest rate basis		LIBOR plus 10.0%					LIBOR plus 15.0%					LIBOR plus 8.0%	LIBOR plus 4.0%
Availability of debt or equity financing														100,000
Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Interest rate basis		LIBOR plus 10.0%					LIBOR plus 15.0%					LIBOR plus 8.0%
Availability of debt or equity financing														$ 100,000
Glencore [Member]
Statement Line Items [Line Items]
Common shares own by Glencore of Polymet if it exercise all right and obligations														151,278,442
Percentage of shares partially diluted basis														39.80%
Percentage of shares fully diluted basis if options and warrants were exercised														36.10%
Glencore [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Common stock called by warrant															6,458,001
PolyMet [Member]
Statement Line Items [Line Items]
Common share issued														92,836,072		92,836,072
Minority interest percentage														28.90%
Exercise of warrants														44,303,743
Price per share														$ 1.2696
PolyMet [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount
Tranche One [Member]
Statement Line Items [Line Items]
Fair value of warrants														$ 2,331
Convertible debt carrying value														$ 3,142
Interest rate														6.70%
Tranche One [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																$ 25,000
Tranche One [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												$ 30,000		$ 80,000		20,000	$ 11,000
Tranche One [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																			$ 20,000	$ 30,000	$ 25,000
Tranche One [Member] | NorthMet [Member]
Statement Line Items [Line Items]
Common stock called by warrant														6,458,001
Price per share														$ 0.8231
Tranche Two [Member]
Statement Line Items [Line Items]
Convertible debt carrying value														$ 1,452
Interest rate														14.90%
Tranche Two [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																25,000
Tranche Two [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												30,000		$ 80,000		20,000	14,000
Tranche Two [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																				30,000	$ 25,000
Tranche Two [Member] | NorthMet [Member]
Statement Line Items [Line Items]
Common stock called by warrant														7,055,626
Price per share														$ 1.00
Tranche Three [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																25,000
Tranche Three [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												30,000		$ 80,000			14,000
Tranche Three [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																				$ 30,000
Rights Offering [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																		$ 20,960
Private Placement [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																	10,583
Tranche Four [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																$ 25,000
Tranche Four [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												30,000		80,000			14,000
Tranche Five [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												$ 30,000		15,000			$ 14,000
Tranche N Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures						$ 15,000
Tranche O Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures					$ 5,000
Tranche P Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures	$ 20,000
Tranche Q Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures										$ 15,000
Tranche T Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures										$ 10,000
Tranche S Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures									$ 20,000
Tranche R Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures														$ 15,000